Selling and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Selling, general and administrative expense [abstract]
Summary of Selling and Administrative Expenses
(1)	Selling and administrative expenses for the years ended December 31, 2023, 2024 and 2025 are as follows:

		2023	2024	2025
		In millions of won
Salaries	￦	1,098,460	1,180,379	1,220,937
Retirement benefit expense		89,533	104,036	122,567
Welfare and benefit expense		152,836	151,840	196,532
Insurance expense		27,726	30,460	34,783
Depreciation		241,533	231,114	238,291
Amortization of intangible assets		88,648	88,920	82,897
Bad debt expense		62,808	35,232	82,402
Commission		460,644	429,977	455,435
Advertising expense		30,305	32,205	38,523
Training expense		7,900	8,911	9,388
Vehicle maintenance expense		9,044	9,218	9,548
Publishing expense		3,281	2,857	3,087
Business promotion expense		2,559	2,687	2,938
Rent expense		44,807	48,474	63,562
Telecommunication expense		7,813	9,406	9,673
Transportation expense		1,099	1,108	1,142
Taxes and dues		112,449	98,714	100,765
Expendable supplies expense		7,252	6,976	9,809
Water, light and heating expense		16,207	15,009	14,784
Repairs and maintenance expense		154,062	197,942	173,738
Ordinary development expense		217,319	217,975	186,947
Travel expense		16,265	18,726	21,491
Clothing expense		10,450	11,216	10,777
Survey and analysis expense		1,068	871	738
Membership fee		1,503	1,709	2,168
Others		196,011	134,064	141,055

	￦	3,061,582	3,070,026	3,233,977

Summary of Other Selling and Administrative Expenses
(2)	Details of “others” included in selling and administrative expenses for the years ended December 31, 2023, 2024 and 2025 are as follows:

		2023	2024	2025
		In millions of won
Accommodation development expenses	￦	49,988	48,902	38,751
Miscellaneous wages		97,474	33,020	35,503
Litigation and filing expenses		19,204	22,578	20,047
Compensation for damages		4,300	7,653	8,544
Outsourcing expenses		3,511	1,368	1,779
Reward expenses		2,770	2,764	2,951
Overseas market development expenses		1,503	1,378	1,780
Others		17,261	16,401	31,700

	￦	196,011	134,064	141,055